Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2015
Organization and principal activities [Abstract]
Details of The Company's Subsidiaries and Variable Interest Entities
Company Name	Place and date of incorporation/ establishment/acquisition	% of direct or indirect economic ownership	Principal activities and place of operation

Subsidiaries
iDreamSky HK	Hong Kong/March 6, 2012	100%	Investment holding/Hong Kong
IDS Investment Holdings Limited	BVI/September 1, 2014	100%	Investment holding/British virgin Islands ("BVI")
IDS01 Holdings Limited	BVI/June 26, 2014	100%	Investment holding/BVI
IDS02 Holdings Limited	BVI/September 10, 2014	100%	Investment holding/BVI
IDS03 Holdings Limited	BVI/September 10, 2014	100%	Investment holding/BVI
IDS04 Holdings Limited	BVI/September 10, 2014	100%	Investment holding/BVI
IDS05 Holdings Limited	BVI/September 10, 2014	100%	Investment holding/BVI
IDS06 Holdings Limited	BVI/February 16, 2015	100%	Investment holding/BVI
IDS07 Holdings Limited	BVI/February 16, 2015	100%	Investment holding/BVI
IDS08 Holdings Limited	BVI/February 16, 2015	100%	Investment holding/BVI
IDS09 Holdings Limited	BVI/April 10, 2015	100%	Investment holding/BVI
IDS10 Holdings Limited	BVI/April 10, 2015	100%	Investment holding/BVI
IDS11 Holdings Limited	BVI/April 10, 2015	100%	Investment holding/BVI
IDS12 Holdings Limited	BVI/April 10, 2015	100%	Investment holding/BVI
IDS13 Holdings Limited	BVI/December 11, 2015	100%	Investment holding/BVI
IDS14 Holdings Limited	BVI/December 11, 2015	100%	Investment holding/BVI
IDS15 Holdings Limited	BVI/December 11, 2015	100%	Investment holding/BVI
iDS Ventures	Korea/May 20, 2015	100%	Investment holding/Korea
iSkytouch Holdings Limited	BVI/November 24, 2014	83.3%	Investment holding/BVI
Chuang Meng Information (“WFOE 1”)	PRC/April 19, 2012	100%	Development of computer software and provision of information technology services/PRC
Qianhai Chuangyi Shikong Technology (Shenzhen) Co., Ltd. (“WFOE 2”)	PRC/October 17, 2014	100%	Development of computer software and provision of information technology services/PRC
Rumble Entertainment, Inc. (“Rumble”), a non-wholly-owned subsidiary of IDS10 Holdings Limited	United States of America ("USA")/August 3,2015	69.8%	Game developments and publishing/USA

VIEs and their subsidiaries
Shenzhen Mengyu	PRC/November 19, 2009	100%	Mobile game publishing /PRC
Shenzhen iDreamSky	PRC/February 14, 2011	100%	Mobile game publishing /PRC
Beijing Chuangmeng	PRC/January 31, 2012	100%	Mobile game publishing /PRC
Shenzhen Yiyou Technology Co., Ltd. ( “Yiyou”), a non-wholly-owned subsidiary of Shenzhen iDreamSky	PRC/November 23, 2012	86.5%	Game developments/PRC
Shenzhen Zhuoyou Technology Co., Ltd. ( “Zhuoyou”), a non-wholly-owned subsidiary of Shenzhen iDreamSky	PRC/December 11, 2013	90.9%	Game developments/PRC
Nanjing Zhuochuang Huyu Information Technology Co., Ltd ( “Zhuochuang”), a wholly-owned subsidiary of Shenzhen Mengyu	PRC/March 27, 2014	100%	Mobile game publishing/PRC
Shenzhen Lefeng Huyu Technology Co., Ltd ( “Lefeng”), a wholly-owned subsidiary of Shenzhen Mengyu	PRC/November 06, 2014	100%	Game developments/PRC
Shenzhen Haoyiwan Technology Co., Ltd ( “Haoyiwan”), a wholly-owned subsidiary of Shenzhen Lefeng	PRC/December 04, 2014	100%	Game developments/PRC
Shenzhen Chenhai Star Technology Co., Ltd ( “Chenhai”), a wholly-owned subsidiary of Shenzhen iDreamSky	PRC/December, 17, 2014	100%	Game developments/PRC
Shenzhen Yunrong Tianshang Network Technology Co., Ltd ( “Yunrong Tianshang”), a non-wholly-owned subsidiary of Shenzhen iDreamSky	PRC/ December, 31, 2014	30%	Game developments and publishing/PRC
Shenzhen Lexiang Huiju Technology Co., Ltd ( “Lexiang Huiju”), a wholly-owned subsidiary of Shenzhen Mengyu	PRC/April, 29, 2015	100%	Mobile game publishing/PRC
Shenzhen Baixingsheng Investment Management Co., Ltd. ( “Baixingsheng”), a wholly-owned subsidiary of Shenzhen Mengyu	PRC/June, 11, 2015	100%	Investment management/PRC
Changsha Mengju Information Technology Co., Ltd. ( “Changsha Mengju”), a wholly-owned subsidiary of Shenzhen Mengyu	PRC/July, 07, 2015	100%	Mobile game publishing/PRC

*	The English names of the subsidiaries, VIEs and VIE's subsidiaries of the Company incorporated in PRC mentioned in the table above represented the best effort by the Company in translating their Chinese names as they may not have official English names.

	As of December 31,
	2014	2015
	RMB ‘000	RMB ‘000
Assets
Current assets
Cash and cash equivalents	56,324	116,937
Accounts receivable	204,818	340,782
Amounts due from related parties	16,277	10,354
Prepayments and other current assets	178,955	260,969
Deferred tax assets	—	3,304
Total current assets	456,374	732,346
Non-current assets
Equity investments	11,498	78,871
Prepayments and other non-current assets	4,062	10,106
Available-for-sale securities	—	8,000
Property and equipment, net	15,888	16,565
Intangible assets, net	82,513	139,643
Deferred tax assets	—	1,020
Total non-current assets	113,961	254,205

Total assets	570,335	986,551
Current liabilities
Short-term bank loans	(20,000)	(110,000)
Deferred revenue	(41,411)	(68,044)
Accruals and other current liabilities	(40,897)	(65,546)
Accounts payable	(163,072)	(127,367)
Income tax payable	—	(29,685)
Amounts due to related parties	(10,000)	(14,000)
Amounts due to other subsidiaries in the Group	(121,417)	(150,188)
Total current liabilities	(396,797)	(564,830)
Deferred government subsidies	—	(9,730)
Total liabilities	(396,797)	(574,560)
Net assets	173,538	411,991

	Year ended December 31,
	2013	2014	2015
	RMB ‘000	RMB ‘000	RMB ‘000

Revenues	246,508	984,026	1,627,684
Net (loss)/ income	(872)	4,011	134,614
Net cash provided by operating activities	71,758	59,165	105,597
Net cash used in investing activities	(11,963)	(93,600)	(134,984)
Net cash (used in)/provided by financing activities	(743)	20,000	90,000